Credit Risk - Disclosure of Loan Modification by Segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	£ 30	£ 95
Everyday Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	21	14
Net modification loss	20	13
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	3	4
Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	0	0
Net modification loss	0	0
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	0	0
Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Amortised cost before modification	13	7
Net modification loss	14	7
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	2	3
Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Amortised cost before modification	8	7
Net modification loss	6	6
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	1	1
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Amortised cost before modification	189	240
Net modification loss	10	8
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	27	15
Mortgages
Disclosure of credit risk exposure [line items]
Amortised cost before modification	351	317
Net modification loss	5	7
Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	£ 79	£ 91
Mortgages | Credit risk
Disclosure of credit risk exposure [line items]
Stage 2 ratio	10.36%	7.25%